Related Party Transactions (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
SAM WAI HONG [Member]
Related Party Transaction [Line Items]
Ownership percentage	90.00%
Platinum International Entertainment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Prepayment to a related party	$ 2,000,000